ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for CrossFire New Mobile Game	¥ 30,254,560	$ 4,386,499	¥ 30,384,772
Professional services	2,178,267	315,819	4,480,561
Agency commission fees payable	2,940,840	426,382	6,397,096
Staff cost related payables	6,976,762	1,011,535	6,505,481
Office expenses	1,099,142	159,361	1,439,218
Product development services	1,028,127	149,064	992,730
Other payables	3,527,013	511,369	33,808,410
Lawsuit dues	17,199,963	2,493,760	54,703,506
Others	1,768,903	256,467	1,487,807
Total	¥ 66,973,577	$ 9,710,256	¥ 140,199,581